UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/10

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     December 22, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     85

Form13F Information Table Value Total:     $275,320 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            Common           002824100      535    11430 SH  0    Sole    0               11430        0        0
ANDERSONS INC/THE              Common           034164103      205     6275 SH  0    Sole    0                6275        0        0
APACHE CORP                    Common           037411105     1392    16535 SH  0    Sole    0               13860        0     2675
APPROACH RESOURCES INC         Common           03834A103      204    29635 SH  0    Sole    0               29635        0        0
ASBURY AUTOMOTIVE GROUP        Common           043436104     8803   835210 SH  0    Sole    0              769185        0    66025
AUTOMATIC DATA PROCESSING      Common           053015103      290     7210 SH  0    Sole    0                7210        0        0
BANCTEC INC                    Common           059784603      702   140437 SH  0    Sole    0              140437        0        0
BANK OF AMERICA CORP           Common           060505104     7109   494685 SH  0    Sole    0              435310        0    59375
BANK OF NEW YORK MELLON CORP   Common           064058100     6742   273077 SH  0    Sole    0              243127        0    29950
BROADRIDGE FINANCIAL SOLUTIO   Common           11133T103    12183   639550 SH  0    Sole    0              574800        0    64750
BROCADE COMMUNICATIONS SYS     Common           111621306      306    59260 SH  0    Sole    0               59260        0        0
BURGER KING HOLDINGS INC       Common           121208201      242    14350 SH  0    Sole    0               14350        0        0
CATERPILLAR INC                Common           149123101      291     4840 SH  0    Sole    0                4840        0        0
CEPHALON INC                   Common           156708109    18685   329245 SH  0    Sole    0              304945        0    24300
CHENIERE ENERGY INC            Common           16411R208       43    15200 SH  0    Sole    0               15200        0        0
CHEVRON CORP                   Common           166764100      460     6772 SH  0    Sole    0                6772        0        0
CHUBB CORP                     Common           171232101      208     4150 SH  0    Sole    0                4150        0        0
CLOROX COMPANY                 Common           189054109      585     9405 SH  0    Sole    0                9405        0        0
CONOCOPHILLIPS                 Common           20825C104     1487    30285 SH  0    Sole    0               30160        0      125
CONSOL ENERGY INC              Common           20854P109     8598   254675 SH  0    Sole    0              237565        0    17110
CSG SYSTEMS INTL INC           Common           126349109     3192   174155 SH  0    Sole    0              170430        0     3725
CUTERA INC                     Common           232109108      228    24750 SH  0    Sole    0               24750        0        0
ELI LILLY & CO                 Common           532457108      283     8435 SH  0    Sole    0                8435        0        0
EMERGENT BIOSOLUTIONS INC      Common           29089Q105      675    41290 SH  0    Sole    0               41290        0        0
ENERGY COAL RESOURCES-144A     Common           29268G209      193    12000 SH  0    Sole    0               12000        0        0
ENTERPRISE PRODUCTS PARTNERS   Common           293792107      441    12465 SH  0    Sole    0               12465        0        0
EXPEDIA INC                    Common           30212P105     3832   204045 SH  0    Sole    0              200195        0     3850
EXXON MOBIL CORP               Common           30231G102     1557    27283 SH  0    Sole    0               27283        0        0
FIRST AMERICAN FINANCIAL HOLD  Common           318782AAT      923    90000 SH  0    Sole    0               80000        0    10000
FISERV INC                     Common           337738108      271     5935 SH  0    Sole    0                5935        0        0
FLIR SYSTEMS INC               Common           302445101     1046    35970 SH  0    Sole    0               35780        0      190
FOREST LABORATORIES INC        Common           345838106    12762   465260 SH  0    Sole    0              426110        0    39150
GFI GROUP INC                  Common           361652209     1521   272561 SH  0    Sole    0              272561        0        0
HAIN CELESTIAL GROUP INC       Common           405217100     7784   385915 SH  0    Sole    0              349040        0    36875
HESS CORP                      Common           42809H107     1363    27085 SH  0    Sole    0               22435        0     4650
HJ HEINZ CO                    Common           423074103      446    10315 SH  0    Sole    0               10315        0        0
HOLOGIC CONV PUTABLE 2013      FRNT             436440AA9      664      780 SH  0    Sole    0                 780        0        0
HOLOGIC INC                    Common           436440101    11617   833955 SH  0    Sole    0              756080        0    77875
INTEL CORP                     Common           458140100      196    10100 SH  0    Sole    0               10100        0        0
INTL BUSINESS MACHINES CORP    Common           459200101      646     5230 SH  0    Sole    0                5190        0       40
INTREPID POTASH INC            Common           46121Y102      431    22045 SH  0    Sole    0               22045        0        0
JOHNSON & JOHNSON              Common           478160104      347     5870 SH  0    Sole    0                5870        0        0
KRAFT FOODS INC-CLASS A        Common           50075N104      258     9205 SH  0    Sole    0                9205        0        0
LOCKHEED MARTIN CORP           Common           539830109      849    11402 SH  0    Sole    0               11327        0       75
MAGELLAN MIDSTREAM PARTNERS    Common           559080106      426     9115 SH  0    Sole    0                9115        0        0
MEAD JOHNSON NUTRITION CO      Common           582839106    11151   222480 SH  0    Sole    0              204530        0    17950
MEDIDATA SOLUTIONS INC         Common           58471A105      460    29725 SH  0    Sole    0               29725        0        0
MICROSOFT CORP                 Common           594918104      373    16216 SH  0    Sole    0               16216        0        0
MUELLER WATER PRODUCTS INC-A   Common           624758108      348    93910 SH  0    Sole    0               93910        0        0
MYLAN INC                      Common           628530107     6065   355910 SH  0    Sole    0              323710        0    32200
MYRIAD GENETICS INC            Common           62855J104     8031   537210 SH  0    Sole    0              491785        0    45425
NASDAQ OMX GROUP/THE           Common           631103108    10203   573825 SH  0    Sole    0              516175        0    57650
NEWPARK RESOURCES INC          Common           651718504     4001   661375 SH  0    Sole    0              652475        0     8900
NII HOLDINGS INC               Common           62913F201    12199   375115 SH  0    Sole    0              344940        0    30175
NUANCE COMMUNICATIONS INC      Common           67020Y100     7828   523635 SH  0    Sole    0              467835        0    55800
NYSE EURONEXT                  Common           629491101      326    11785 SH  0    Sole    0               11785        0        0
PAID INC                       Common           69561N204        8    31000 SH  0    Sole    0               31000        0        0
PEPSICO INC                    Common           713448108      489     8015 SH  0    Sole    0                8015        0        0
PETROLEO BRASILEIRO S.A.-ADR   Common           71654V408     1366    39800 SH  0    Sole    0               33300        0     6500
PHARMACEUTICAL RESOURCES       Note             717125AC2      596   600000 SH  0    Sole    0              600000        0        0
PLAINS ALL AMER PIPELINE LP    Common           726503105      292     4980 SH  0    Sole    0                4980        0        0
POTASH CORP OF SASKATCHEWAN    Common           73755L107    11973   138837 SH  0    Sole    0              128637        0    10200
PRESTIGE BRANDS HOLDINGS INC   Common           74112D101     4023   568216 SH  0    Sole    0              482541        0    85675
PROCTER & GAMBLE CO/THE        Common           742718109      399     6645 SH  0    Sole    0                6645        0        0
PROSHARES ULTRA GOLD           Common           74347W601      216     3875 SH  0    Sole    0                3875        0        0
ROSETTA STONE INC              Common           777780107      456    19865 SH  0    Sole    0               19865        0        0
SCHLUMBERGER LTD               Common           806857108     4107    74220 SH  0    Sole    0               63545        0    10675
SPDR GOLD TRUST                Common           78463V107      231     1900 SH  0    Sole    0                1900        0        0
STATE STREET CORP              Common           857477103     7583   224225 SH  0    Sole    0              202185        0    22040
SUPERIOR ENERGY SERVICES INC   Common           868157108     3032   162410 SH  0    Sole    0              160635        0     1775
SYSCO CORP                     Common           871829107      373    13050 SH  0    Sole    0               13050        0        0
TASER INTERNATIONAL INC        Common           87651B104      380    97445 SH  0    Sole    0               97445        0        0
TELEFONICA SA-SPON ADR         Common           879382208     7820   140828 SH  0    Sole    0              129428        0    11400
TELEPHONE AND DATA SYSTEMS     Common           879433100      432    14225 SH  0    Sole    0               14225        0        0
TOTAL SA-SPON ADR              Common           89151E109     1336    29925 SH  0    Sole    0               24925        0     5000
TOWER GROUP INC                Common           891777104    12223   567740 SH  0    Sole    0              522112        0    45628
ULTRA PETROLEUM CORP           Common           903914109     7095   160350 SH  0    Sole    0              146525        0    13825
VARIAN MEDICAL SYSTEMS INC     Common           92220P105     3599    68843 SH  0    Sole    0               66143        0     2700
VISA INC-CLASS A SHARES        Common           92826C839     3317    46885 SH  0    Sole    0               46660        0      225
WAL-MART STORES INC            Common           931142103     1326    27582 SH  0    Sole    0               27447        0      135
WALT DISNEY CO/THE             Common           254687106     2228    70725 SH  0    Sole    0               70725        0        0
WASTE MANAGEMENT INC           Common           94106L109      446    14260 SH  0    Sole    0               14260        0        0
WATSON PHARMACEUTICALS INC     Common           942683103     2675    65945 SH  0    Sole    0               64370        0     1575
WENDY'S/ARBY'S GROUP INC-A     Common           950587105      294    73575 SH  0    Sole    0               73575        0        0
WRIGHT MEDICAL GROUP INC       Common           98235T107    14999   903023 SH  0    Sole    0              839773        0    63250